UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:       Lansdowne Partners Limited
          as general partner
Name:     Paul M. Ruddock
Title:    Director
Phone:    44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock                London, England            August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       8

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total: $8,194,804
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name

1.     028-11976              Lansdowne Global Financials Fund Ltd.
2.     028-11978              Lansdowne UK Equity Fund Ltd.
3.     028-11979              Lansdowne European Equity Fund Ltd.
4.     028-12718              Lansdowne Global Financials Fund L.P.
5.     028-13403              Lansdowne European Long Only Fund Ltd.
6.     028-13736              Lansdowne UK Strategic Investment Master Fund Ltd.
7.     028-13734              Lansdowne UK Equity Fund L.P.
8.     028-13735              Lansdowne European Strategic Equity Fund L.P.

                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2011

COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                       VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MNGRS   SOLE      SHARED  NONE
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101   100,944   1,670,711 SH         DEFINED     7       1,670,711
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101   597,588   9,890,561 SH         DEFINED     2       9,890,561
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101    45,530     753,560 SH         DEFINED     6         753,560
ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN    01881G106    14,047     722,598 SH         DEFINED     1         722,598
ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN    01881G106     3,873     199,232 SH         DEFINED     4         199,232
ANADARKO PETE CORP            COM               032511107    98,895   1,288,366 SH         DEFINED     7       1,288,366
ANADARKO PETE CORP            COM               032511107   585,461   7,627,168 SH         DEFINED     2       7,627,168
ANADARKO PETE CORP            COM               032511107    47,481     618,561 SH         DEFINED     6         618,561
BANK OF AMERICA CORPORATION   COM               060505104    43,619   3,979,801 SH         DEFINED     1       3,979,801
BANK OF AMERICA CORPORATION   COM               060505104    12,024   1,097,120 SH         DEFINED     4       1,097,120
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108    18,021   1,088,243 SH         DEFINED     1       1,088,243
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108     4,969     300,047 SH         DEFINED     4         300,047
CIT GROUP INC                 COM NEW           125581801    59,385   1,341,726 SH         DEFINED     1       1,341,726
CIT GROUP INC                 COM NEW           125581801    16,373     369,937 SH         DEFINED     4         369,937
CITIGROUP INC                 COM NEW           172967424   199,384   4,788,281 SH         DEFINED     1       4,788,281
CITIGROUP INC                 COM NEW           172967424    54,972   1,320,164 SH         DEFINED     4       1,320,164
CME GROUP INC                 COM               12572Q105    40,001     137,183 SH         DEFINED     1         137,183
CME GROUP INC                 COM               12572Q105    11,027      37,817 SH         DEFINED     4          37,817
COCA COLA CO                  COM               191216100   109,604   1,628,835 SH         DEFINED     7       1,628,835
COCA COLA CO                  COM               191216100   648,857   9,642,696 SH         DEFINED     2       9,642,696
COCA COLA CO                  COM               191216100    28,450     422,798 SH         DEFINED     6         422,798
COCA COLA CO                  COM               191216100    38,624       5,740     CALL   DEFINED     7           5,740
COCA COLA CO                  COM               191216100   230,536      34,260     CALL   DEFINED     2          34,260
COLGATE PALMOLIVE CO          COM               194162103    31,133     356,169 SH         DEFINED     7         356,169
COLGATE PALMOLIVE CO          COM               194162103   184,302   2,108,483 SH         DEFINED     2       2,108,483
COLGATE PALMOLIVE CO          COM               194162103    11,427     130,728 SH         DEFINED     6         130,728
COLGATE PALMOLIVE CO          COM               194162103    70,085       8,018     CALL   DEFINED     7           8,018
COLGATE PALMOLIVE CO          COM               194162103   412,960      47,244     CALL   DEFINED     2          47,244
COLGATE PALMOLIVE CO          COM               194162103    18,767       2,147     CALL   DEFINED     6           2,147
INTEL CORP                    COM               458140100   100,194      45,214     CALL   DEFINED     7          45,214
INTEL CORP                    COM               458140100   589,320     265,939     CALL   DEFINED     2         265,939
INTEL CORP                    COM               458140100    47,471      21,422     CALL   DEFINED     6          21,422
INTEL CORP                    COM               458140100    68,932   3,110,648 SH         DEFINED     7       3,110,648
INTEL CORP                    COM               458140100   408,079  18,415,122 SH         DEFINED     2      18,415,122
INTEL CORP                    COM               458140100    33,514   1,512,349 SH         DEFINED     6       1,512,349
INTERNATIONAL BUSINESS MACHS  COM               459200101    96,846     564,535 SH         DEFINED     7         564,535
INTERNATIONAL BUSINESS MACHS  COM               459200101   573,326   3,342,035 SH         DEFINED     2       3,342,035
INTERNATIONAL BUSINESS MACHS  COM               459200101    31,383     182,938 SH         DEFINED     6         182,938
JPMORGAN CHASE & CO           COM               46625H100    39,978     976,502 SH         DEFINED     7         976,502
JPMORGAN CHASE & CO           COM               46625H100   236,653   5,780,473 SH         DEFINED     2       5,780,473
JPMORGAN CHASE & CO           COM               46625H100    15,693     383,323 SH         DEFINED     6         383,323
LEGGETT & PLATT INC           COM               524660107    11,601     475,845 SH         SOLE                  475,845
LEGGETT & PLATT INC           COM               524660107    11,785     483,407 SH         DEFINED     3         483,407
LEGGETT & PLATT INC           COM               524660107     3,773     154,759 SH         DEFINED     5         154,759
LEGGETT & PLATT INC           COM               524660107     3,178     130,334 SH         DEFINED     8         130,334
MEDIVATION INC                COM               58501N101     7,976     372,193 SH         DEFINED     7         372,193
MEDIVATION INC                COM               58501N101    47,219   2,203,388 SH         DEFINED     2       2,203,388
MEDIVATION INC                COM               58501N101    14,887     694,660 SH         DEFINED     6         694,660
MORGAN STANLEY                COM NEW           617446448    80,205   3,485,667 SH         DEFINED     1       3,485,667
MORGAN STANLEY                COM NEW           617446448    22,113     961,009 SH         DEFINED     4         961,009
NASDAQ OMX GROUP INC          COM               631103108    74,618   2,949,332 SH         DEFINED     1       2,949,332
NASDAQ OMX GROUP INC          COM               631103108    20,573     813,181 SH         DEFINED     4         813,181
NIKE INC                      CL B              654106103   125,517   1,394,940 SH         DEFINED     7       1,394,940
NIKE INC                      CL B              654106103   743,054   8,257,991 SH         DEFINED     2       8,257,991
NIKE INC                      CL B              654106103    51,337     570,537 SH         DEFINED     6         570,537
PROMOTORA DE INFORMACIONES S  ADR CL B CONV     74343G303       227      22,690 SH         SOLE                   22,690
PROMOTORA DE INFORMACIONES S  ADR CL B CONV     74343G303       217      21,731 SH         DEFINED     3          21,731
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     3,018      87,462 SH         SOLE                   87,462
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     9,489     274,973 SH         DEFINED     3         274,973
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     2,543      73,690 SH         DEFINED     8          73,690
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313     1,987      51,095 SH         SOLE                   51,095
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313     6,247     160,639 SH         DEFINED     3         160,639
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313     1,674      43,050 SH         DEFINED     8          43,050
RANGE RES CORP                COM               75281A109     2,690      48,472 SH         DEFINED     7          48,472
RANGE RES CORP                COM               75281A109    15,926     286,953 SH         DEFINED     2         286,953
RANGE RES CORP                COM               75281A109     1,292      23,275 SH         DEFINED     6          23,275
REGIONS FINANCIAL CORP NEW    COM               7591EP100    47,629   7,682,138 SH         DEFINED     1       7,682,138
REGIONS FINANCIAL CORP NEW    COM               7591EP100    13,130   2,117,755 SH         DEFINED     4       2,117,755
RESPONSE GENETICS INC         COM               76123U105    10,819   3,905,676 SH         DEFINED     6       3,905,676
SLM CORP                      COM               78442P106    65,921   3,921,510 SH         DEFINED     1       3,921,510
SLM CORP                      COM               78442P106    18,174   1,081,119 SH         DEFINED     4       1,081,119
WELLS FARGO & CO NEW          COM               949746101   119,335   4,252,847 SH         DEFINED     1       4,252,847
WELLS FARGO & CO NEW          COM               949746101    32,899   1,172,443 SH         DEFINED     4       1,172,443
WELLS FARGO & CO NEW          COM               949746101    87,484   3,117,762 SH         DEFINED     7       3,117,762
WELLS FARGO & CO NEW          COM               949746101   517,892  18,456,609 SH         DEFINED     2      18,456,609
WELLS FARGO & CO NEW          COM               949746101    38,647   1,377,289 SH         DEFINED     6       1,377,289

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